Organization and Description of Business (Tables)	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of AGM Holdings' subsidiaries
Name	Date of Incorporation	Place of Incorporation	Percentage of Effective Ownership	Principal Activities
Anyi Technology Limited ("Anyi Technology")	October 23, 2017	Hong Kong	100%	Product marketing hub
Jiangsu AnYiWang Network Technology Co., Ltd. ("Jiangsu AnYiWang")	November 13, 2017	PRC	100%	Software development and provider
Beijing AnYiWang Technology Co., Ltd. ("Beijing AnYiWang")	January 2, 2018	PRC	100%	Software development and provider
Changzhou AnYiWang Network Technology Co., Ltd. ("Changzhou AnYiWang")	November 27, 2017	PRC	100%	Software development and provider
Lianyungang AnYiWang Software Co., Ltd. ("Lianyungang AnYiWang")	November 20, 2017	PRC	100%	Software development and provider
Tongshan Naquan Technology Service Co., Ltd. ("Tongshan Naquan")	May 3, 2018	PRC	100%	Software development and provider
Hubei AnYiWang Network Technology Co., Ltd. ("Hubei AnYiWang")	March 8, 2018	PRC	100%	Software development and provider